STOCKHOLDERS' DEFICIT - Preferred Stock Shares (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred shares, shares authorized	250,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred shares, par value		$ 0.0001	$ 0.0001
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0